Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment [Line Items]
Gross Fixed Assets	$ 126	$ 119
Less: Accumulated depreciation	(77)	(39)	$ (6)
Net Fixed Assets	$ 49	80	74
Furniture and Equipment [Member]
Schedule of Property and Equipment [Line Items]
Gross Fixed Assets		$ 119	$ 80